Inventories, net (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Inventories, net
Raw materials	$ 1,692	$ 1,793
Work in process	1,326	1,574
Finished goods	1,369	1,442
Advances to suppliers	149	188
Inventories, net before advance payments consumed	4,536	4,997
Advance payments consumed	(189)	(240)
Total inventory, net	4,347	4,757
Cost of inventories relating to long-term contracts	$ 212	$ 411